Stock-Based Compensation (Summary of Compensation Costs) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 27, 2014	Dec. 28, 2013	Dec. 29, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restructuring, Settlement and Impairment Provisions, Share-based Compensation	$ (3)	$ 0	$ (7)
Merger and integration charges	0	0	2
Income tax benefits recognized in earnings related to stock-based compensation	$ 75	$ 76	$ 73